Cover	Oct. 11, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2021
Entity File Number	001-35060
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Central Index Key	0001396814
Entity Tax Identification Number	51-0619477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5401 West Kennedy Boulevard
Entity Address, Address Line Two	Suite 890
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	813
Local Phone Number	553-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Sylvan Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054